Risk Management - Portfolio Concentration Credit Risk Geographic Region (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,366,343	$ 1,053,191
Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	2,724,621	1,478,533
Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	1,345,439	943,835
Domestic banks | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	2,020,423	1,128,151
Domestic banks | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets		4,547
Other
Disclosure of credit risk exposure [line items]
Financial assets	20,904
Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	482,446	228,886
Other | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	29,950	16,519
United States
Disclosure of credit risk exposure [line items]
Financial assets		108,544
United States | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	221,752	121,496
United States | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	25,780	14,348
Brazil
Disclosure of credit risk exposure [line items]
Financial assets		812
Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,076	120
Put Options | Domestic banks | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	807	56
Put Options | Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		64
Financial assets held-for-trading
Disclosure of credit risk exposure [line items]
Financial assets	1,872,355	1,745,366
Financial assets held-for-trading | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	375,337	129,607
Financial assets held-for-trading | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets		4,446
Financial assets held-for-trading | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,123,689	1,523,472
Financial assets held-for-trading | Mutual fund investments
Disclosure of credit risk exposure [line items]
Financial assets	373,329	87,841
Financial assets held-for-trading | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	1,872,355	1,740,920
Financial assets held-for-trading | Domestic banks | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	375,337	129,607
Financial assets held-for-trading | Domestic banks | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,123,689	1,523,472
Financial assets held-for-trading | Domestic banks | Mutual fund investments
Disclosure of credit risk exposure [line items]
Financial assets	373,329
Financial assets held-for-trading | United States
Disclosure of credit risk exposure [line items]
Financial assets		4,446
Financial assets held-for-trading | United States | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets		4,446
Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,761,952	738,130
Swaps | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Swaps | Domestic banks | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,142,174	453,191
Swaps | Domestic banks | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets		4,547
Swaps | Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	451,960	186,525
Swaps | Other | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	29,950	16,519
Swaps | United States | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	167,818	98,414
Swaps | United States | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	25,780	14,348
Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	4,961	4,839
Call Options | Domestic banks | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	4,961	4,309
Call Options | Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		530
Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	956,632	735,444
Forward Contract [Member] | Domestic banks | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	872,481	670,595
Forward Contract [Member] | Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	30,228	41,767
Forward Contract [Member] | United States | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	53,923	23,082
FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	1,366,343	1,053,191
FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets		770,674
FVOCI | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets		108,544
FVOCI | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets		164,222
FVOCI | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets		8,939
FVOCI | Domestic banks | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets		779,613
FVOCI | Domestic banks | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets		164,222
FVOCI | Other
Disclosure of credit risk exposure [line items]
Financial assets		812
FVOCI | Other | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets		812
FVOCI | United States
Disclosure of credit risk exposure [line items]
Financial assets
FVOCI | United States | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets		108,544
Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	9,206,727	8,052,073
Mortgages | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	30,018,587	8,052,073
Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	4,532,333	4,436,161
Consumer loans | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	4,532,333	4,436,161
Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	30,033,272	27,926,632
Loans to customers | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	30,018,587	27,833,088
Loans to customers | Other
Disclosure of credit risk exposure [line items]
Financial assets	14,685	93,190
Loans to customers | Brazil
Disclosure of credit risk exposure [line items]
Financial assets		354
Foreign banks
Disclosure of credit risk exposure [line items]
Financial assets	360,131	294,542
Foreign banks | Other
Disclosure of credit risk exposure [line items]
Financial assets	115,162	84,849
Foreign banks | Brazil
Disclosure of credit risk exposure [line items]
Financial assets	244,969	209,693
Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	150,007	100,023
Domestic banks | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	150,007	100,023
Central Bank of Chile
Disclosure of credit risk exposure [line items]
Financial assets	630,053	1,100,831
Central Bank of Chile | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	630,053	1,100,831
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	1,140,191	1,495,396
Loans and advances to banks | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	780,060	1,200,854
Loans and advances to banks | Other
Disclosure of credit risk exposure [line items]
Financial assets	115,162	84,849
Loans and advances to banks | Brazil
Disclosure of credit risk exposure [line items]
Financial assets	244,969	209,693
Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	16,294,212	15,438,398
Commercial loans | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	16,279,527	15,344,854
Commercial loans | Other
Disclosure of credit risk exposure [line items]
Financial assets	14,685	93,190
Commercial loans | Brazil
Disclosure of credit risk exposure [line items]
Financial assets		354
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	142,329	97,289
Cash collateral on securities borrowed and reverse repurchase agreements | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	142,329	97,289
Cash and due from banks
Disclosure of credit risk exposure [line items]
Financial assets	2,392,166	880,081
Cash and due from banks | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	1,144,109	773,368
Cash and due from banks | Other
Disclosure of credit risk exposure [line items]
Financial assets	102,354	37,370
Cash and due from banks | United States
Disclosure of credit risk exposure [line items]
Financial assets	1,145,703	69,343
Small business loans
Disclosure of credit risk exposure [line items]
Financial assets	4,176,488	3,732,539
Corporate loans
Disclosure of credit risk exposure [line items]
Financial assets		11,705,859
Financial assets available-for-sale
Disclosure of credit risk exposure [line items]
Financial assets	8,497	$ 9,751
Financial assets available-for-sale | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	1,228,931
Financial assets available-for-sale | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets	19,853
Financial assets available-for-sale | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	109,062
Financial assets available-for-sale | Domestic banks
Disclosure of credit risk exposure [line items]
Financial assets	7,446
Financial assets available-for-sale | Domestic banks | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	1,228,931
Financial assets available-for-sale | Domestic banks | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,123,689
Financial assets available-for-sale | Other
Disclosure of credit risk exposure [line items]
Financial assets	1,051
Financial assets available-for-sale | Other | Instruments issued by foreign institutions
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,853